ANNUAL REPORT
     OCTOBER 31, 2001










                                 DEM EQUITY FUND






                                [graphic omitted]





                           A DOMESTIC EMERGING MARKETS
                             INVESTMENT OPPORTUNITY





















                                                         THE CHAPMAN FUNDS, INC.

                          A MESSAGE TO OUR SHAREHOLDERS

WE ARE PLEASED TO PROVIDE OUR ANNUAL REPORT FOR SHAREHOLDERS OF THE DEM EQUITY FUND FOR THE PERIOD ENDED OCTOBER 31, 2001.

         The DEM Equity Fund, which was launched on April 8, 1998, pioneered the "Domestic Emerging Markets" segment, which we believe offers exciting opportunities for investment. The Domestic Emerging Markets market segment is comprised of companies ("DEM Companies") that are controlled by African Americans, Asian Americans, Hispanic Americans or women and that are located in the United States and its territories (the "DEM profile").

         DEM Equity Fund, a non-diversified portfolio, seeks aggressive long-term growth through capital appreciation. The Fund invests in companies that we believe are positioned for growth within the Domestic Emerging Market segment. The Fund considers both capital appreciation and income in the selection of investments, but we place primary emphasis on capital appreciation.

PERFORMANCE REVIEW

         Upon reflection, the year ended October 31, 2001 was challenging. The equity markets trended downwards for most of the year. We were additionally adversely impacted by the steep sell-off of the technology sector for most of the first three quarters of the funds fiscal year. Finally, as we approached the mid-point of the 4th quarter, the world as we knew it changed dramatically with the unprecedented attacks in the United States.

         The graph below presents the performance comparison of the DEM Equity Fund. Since the Fund's inception in April 1998, a $10,000 initial investment in the Fund's Investor Shares would have grown to $10,619 (including maximum sales charge of 4.75%), and a $10,000 initial investment in the Fund's Institutional Shares would have grown to $11,372. In comparison, the same initial investment in the Russell 2000 Growth Index for the same period would have declined to $8,054.

                       DEM EQUITY PERFORMANCE




                                   RUSSELL 2000 GROWTH       INSTITUTIONAL SHARES  INVESTOR SHARES
              4/8/98                $        10,000                 $ 10,000          $  9,525
              10/31/98              $         7,820                 $  8,110          $  7,725
              10/31/99              $        10,110                 $ 14,255          $ 13,525
              10/31/00              $        11,747                 $ 20,373          $ 19,164
              Oct. 31, 2001         $         8,054                 $ 11,372          $ 10,619



           NOTE: PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE.

                           TOTAL RETURN (Net of Fees)
                        For period ended October 31, 2001




                                    1 year           Average Annual
                                    ended            Since Inception*
Investor Shares
(With sales charge)                 -47.22%          1.70%
(Without sales charge)              -44.59%          3.09%
Institutional Shares                -44.18%          3.67%

Russell 2000 Growth                 -31.44%          -5.89%

*April 8, 1998

         The table on the prior page presents the total return of the Fund and its benchmark, the Russell 2000 Growth Index. In this difficult environment over the past year, our Investor and Institutional shares declined 44.6% (excluding sales charge) and 44.2%, respectively. Our benchmark, the Russell 2000 growth index declined 31.4% over the same period. The Fund's average return since inception (April 8, 1998) better reflects our long-term growth strategy relative to the market. During that period, the Fund's average annual return for Investor (excluding sales charge) and Institutional shares were up 3.1% and 3.7%, respectively, versus a decline of 5.9% for the Russell 2000 Growth Index. The DEM Equity Fund total net assets were $12,142,734 as of October 31, 2001.

PORTFOLIO HIGHLIGHTS

                    TOP TEN PORTFOLIO HOLDINGS AS OF 10/31/01



STOCK                                                    % of total net assets
-------------------------------------------------------------------------------------------
Nvidia                                                           9.9%
Pediatrix                                                        5.7
Golden West                                                      5.4
Doral Financial Corporation                                      5.3
Renaissance Learning                                             4.9
Popular, Inc.                                                    4.8
Wet Seal, Inc.                                                   4.8
Advent Software                                                  4.8
Gemstar-TV Guide International, Inc.                             4.7
Autodesk, Inc.                                                   4.7


ECONOMIC REVIEW

         We had been experiencing slow growth all year. However, after September 11, 2001, all bets on a speedy recovery were off. The events of September 11, 2001 were a defining moment in many respects. The US stock market closed for four days, the longest closing since World War I. Furthermore the revised economic data indicates that the country was in a recession much earlier, sometime in April. The longest running expansion period in US history has come to an end.

         During the year, we continued to see some encouraging news coming out of the economy. Durable goods order remained strong, and crude oil and natural gas prices for the most part were trending lower. Additionally, the promised tax cut by the newly elected president was implemented and welcomed by the head of the Federal Reserve Board.

         The events of September 11 would make that all seem like a distant memory. The economy slowed drastically globally. Job cuts immediately began to surge, which will further curtail consumer spending. Some industries were completely brought to a halt. The hotel, travel services, and airlines, in particular, were immediately negatively impacted and will continue to experience some near-term economic turmoil.

         The Federal Reserve Board became more aggressive throughout the year in lowering interest rates as the economy slowed. The Fed noted that the economy exhibited weakening sales and production, and lower consumer confidence. On the manufacturing side, we saw reduced production as corporations responded quickly to lower demand and excess inventory. However, core inflation has remained stable with minimal sign of acceleration. We have not seen any signs of higher cost reflected in the final prices of goods and services.

SUMMARY

         We remain optimistic with respect to the long-term prospect for the DEM Equity Fund and the economy. Since inception the Fund continues to outperform its benchmark, the Russell 2000 Growth Index. However, we do have some concern about the economy's near-term prospects. Employment, production and business spending have all trended downwards this year. Like many investment houses, we took a hard look at our portfolios and meticulously analyzed our holdings. We will continue to search for undervalued securities relative to their long-term prospect in this market. We remain focused on companies that will be leaders in their industry. Companies such as Nvidia, Univision, Gemstar and Pediatrix will continue to contribute to the Fund's long-tem growth. We believe that this strategy is even more important now, given the unprecedented market declines of the past year.

We thank you for your confidence and the opportunity to continue earning your business

                                                       Sincerely,




                                                       Nathan A. Chapman, Jr.
                                                       President

         THE CHAPMAN FUNDS, INC.
         DEM EQUITY FUND
         Schedule of Investments- October 31, 2001
         (Showing percentage of total value of net assets)
================================================================================



                                                                                                           MARKET
                                                                                                           VALUE
            SHARES                                                                                        (NOTE 2)
         --------------                                                                                ---------------
                        COMMON STOCK - 81.8 %

                        CONSUMER DISCRETIONARY - 24.8%
                        Consumer Products
                20,000       Movado Group, Inc.+ .....................................................     $ 326,000
                        Furniture
                15,295      Ethan Allen Interiors, Inc.+ .............................................       489,593
                        Media/Publishing
                18,300      Univision Communications, Inc. ...........................................       457,500
                        Retailers
                28,554      Wet Seal, Inc., Class A...................................................       581,073
                        Software & Technology Service
                18,000      Renaissance Learning  ....................................................       588,780
                        Technology
                27,900      Gemstar - TV Guide International..........................................       565,533
                                                                                                       ---------------
                        Total Consumer Discretionary                                                       3,008,479
                                                                                                       ---------------

                        FINANCIAL SERVICES - 27.3%
                        Banks
                 5,000      Carver Bancorp, Inc. +....................................................        43,375
                13,450      Golden West Financial +...................................................       653,670
                 1,250      International Bancshares +................................................        46,538
                20,000      Popular, Inc.+ ...........................................................       587,400
                        Financial Services
                18,600      Doral Financial Corporation+ .............................................       648,582
                16,750      Oriental Financial Group, Inc. +..........................................       325,620
                23,250      R&G Financial Corporation, Class B+ ......................................       430,823
                        Software & Technology Service
                15,000      Advent Software, Inc.  ...................................................       578,550
                                                                                                       ---------------
                        Total Financial Services                                                           3,314,558
                                                                                                       ---------------

                        HEALTH CARE - 8.7%
                        Health Care Management Services
                24,000      Pediatrix Medical Group  .................................................       696,960
                        Pharmaceutical
                13,500      First Horizon Pharmaceutical  ............................................       355,725
                                                                                                       ---------------
                        Total Health Care                                                                  1,052,685
                                                                                                       ---------------

                        PRODUCER DURABLE -5.2%
                        Communications
                43,250      Mastec, Inc. .............................................................       198,950
                        Retail
                13,750       Electronics Boutique Holdings ...........................................       426,938
                                                                                                       ---------------
                        Total Producer Durable                                                               625,888
                                                                                                       ---------------


         See notes to financial statements

         THE CHAPMAN FUNDS, INC.
         DEM EQUITY FUND
         Schedule of Investments - October 31, 2001 - Concluded
================================================================================



                                                                                                          MARKET
                                                                                                           VALUE
               SHARES                                                                                     (NOTE 2)
         --------------------                                                                          ---------------

                              COMMON STOCK  - Continued

                              TECHNOLOGY - 15.8%
                               Software & Technology Services
                      17,000      Autodesk , Inc.+ ......................................................... $   564,740
                       5,000      WEBEX Communication, Inc. ................................................     154,000
                              Technology
                      28,000      Nvidia Corporation  .....................................................    1,200,080
                                                                                                             -----------
                              Total Technology                                                                 1,918,820
                                                                                                             -----------

                              Total Common Stock (Cost $9,873,757).........................................    9,920,430
                                                                                                             -----------

             Principal
               Amount         SHORT-TERM INVESTMENTS - 1.9%
         --------------------

                              MONEY MARKET ACCOUNT - 1.9%
                    $235,543      UMB Money Market Fiduciary Account .......................................     235,543
                                                                                                             -----------
                              Total Short-Term Investments (Cost $235,543)..................................     235,543
                                                                                                             -----------

                              Total Investments (Cost $10,109,300)- 83.7% .................................. $10,155,973
                                                                                                             ===========

         + Non-income producing security for the six months ended October 31, 2001.


         See notes to financial statements

        THE CHAPMAN FUNDS, INC.
        DEM EQUITY FUND
        Statement of Assets and Liabilities - October 31, 2001
================================================================================





        ASSETS:
        Investments in securities at value (cost $9,873,757)...........................       $   9,920,430
        Short-term investments ........................................................             235,543
        Receivable for shares sold ....................................................              13,445
        Receivable for securities sold ................................................           1,977,827
        Interest and dividends receivable .............................................               3,393
        Other assets ..................................................................              10,373
                                                                                           --------------------
             Total assets .............................................................          12,161,011
                                                                                           --------------------

        LIABILITIES:
        Payable for shares repurchased ................................................               2,214
        Accrued expenses ..............................................................              16,063
                                                                                           --------------------
             Total liabilities ........................................................              18,277
                                                                                           --------------------

        NET ASSETS                                                                            $  12,142,734
                                                                                           ====================

        NET ASSETS CONSIST OF:
        Paid-in capital ...............................................................       $  16,851,304
        Accumulated net realized loss on investments ..................................          (4,755,243)
        Net unrealized appreciation (depreciation) of investments .....................              46,673
                                                                                           --------------------
        NET ASSETS                                                                            $  12,142,734
                                                                                           ====================

        NET ASSET VALUE AND REDEMPTION PRICE PER:
        Institutional Shares:
             ($11,569,336 / 711,785 shares outstanding ) ..............................           $16.25
                                                                                           ====================
        Investor Shares:
             ($573,398 / 35,990 shares outstanding) ...................................           $15.93
                                                                                           ====================

        OFFERING PRICE PER INVESTOR SHARES:
             Net asset value ..........................................................           $15.93
             Sales Charge (maximum of 4.75% of offering price) ........................              .79
                                                                                           --------------------
             Offering price ...........................................................           $16.72
                                                                                           ====================


        See notes to financial statements

        THE CHAPMAN FUNDS, INC.
        DEM EQUITY FUND
        Statement of Operations  - For the year ended October 31, 2001
================================================================================



        INVESTMENT INCOME:
        Dividends ..........................................................................  $      58,565
        Interest ...........................................................................        264,318
                                                                                           ---------------------
             Total investment income .......................................................        322,883
                                                                                           ---------------------

        EXPENSES:
        Management and administrative fees .................................................        322,980
        Distribution fees:
             Institutional Shares...........................................................         75,080
             Investor Shares................................................................          5,457
        Transfer agent fees ................................................................         77,466
        Fund accounting fees ...............................................................         35,143
        Registration fees ..................................................................         22,731
        Professional fees ..................................................................         30,850
        Shareholder reports ................................................................         14,609
        Custody fees .......................................................................          9,679
        Directors fees .....................................................................          8,514
        Other ..............................................................................         27,784
                                                                                           ---------------------
             Total expenses before reimbursement/waiver ....................................        630,293
        Expenses reimbursed/waived .........................................................       (240,269)
                                                                                           ---------------------
             Net expenses ..................................................................        390,024
                                                                                           ---------------------

             Net investment loss ...........................................................        (67,141)
                                                                                           ---------------------

        NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
        Net realized loss on investment transactions .......................................     (4,563,827)
        Net change in unrealized appreciation/depreciation of investments ..................    (13,039,492)
                                                                                           ---------------------
             Net realized and unrealized loss on investments ...............................    (17,603,319)
                                                                                           ---------------------
        NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................  $ (17,670,460)
                                                                                           =====================


        See notes to financial statements

        THE CHAPMAN FUNDS, INC.
        DEM EQUITY FUND
        Statements of Changes in Net Assets
================================================================================


                                                                                         ----------------------------------
                                                                                           FOR THE YEAR     FOR THE YEAR
                                                                                              ENDED             ENDED
                                                                                            OCTOBER 31,      OCTOBER 31,
                                                                                               2001             2000
                                                                                         ----------------------------------
        INCREASE (DECREASE) IN NET ASSETS:
        OPERATIONS:
        Net investment loss ..........................................................    $      (67,141)   $     (256,918)
        Net realized loss on investment transactions .................................        (4,563,827)           (8,783)
        Net change in unrealized appreciation/depreciation of investments ............       (13,039,492)        7,489,064
                                                                                         ----------------- ----------------
             Net increase (decrease) in net assets from operations ...................       (17,670,460)        7,223,363
                                                                                         ----------------- ----------------

        CAPITAL SHARE TRANSACTIONS (NOTE 4):
        Proceeds from shares sold:
             Institutional Shares ....................................................        12,637,778        12,563,797
             Investor Shares .........................................................           231,488           526,553
                                                                                         ----------------- ----------------
        Total proceeds from shares sold ..............................................        12,869,266        13,090,350
                                                                                         ----------------- ----------------

        Cost of shares repurchased:
             Institutional Shares ....................................................       (18,107,212)       (2,386,808)
             Investor Shares .........................................................          (182,392)         (119,939)
                                                                                         ----------------- ----------------
        Total cost of shares repurchased .............................................       (18,289,604)       (2,506,747)
                                                                                         ----------------- ----------------
             Increase (decrease) in net assets from capital share transactions .......        (5,420,338)       10,583,603
                                                                                         ----------------- ----------------

        Total increase (decrease) in net assets ......................................       (23,090,798)       17,806,966

        NET ASSETS:
        Beginning of year ............................................................        35,233,532        17,426,566
                                                                                         ----------------- ----------------
        End of year ..................................................................    $   12,142,734    $   35,233,532
                                                                                         ================= ================


        See notes to financial statements

        THE CHAPMAN FUNDS, INC.
        DEM EQUITY FUND
        Financial Highlights
================================================================================
        THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE SINCE THE INCEPTION OF THE FUND. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. IT SHOULD BE READ IN CONJUNCTION WITH FINANCIAL STATEMENTS AND NOTES THERETO.



                                                                                       INSTITUTIONAL SHARES
                                                              ----------------------------------------------------------------------
                                                              FOR THE YEAR    FOR THE YEAR   FOR THE YEAR    APRIL 8, 1998(1)
                                                                  ENDED          ENDED          ENDED           THROUGH
                                                                OCTOBER 31,    OCTOBER 31,    OCTOBER 31,      OCTOBER 31,
                                                                    2001          2000           1999             1998
                                                              ----------------------------------------------------------------------
        Per Share Operating Performance:
        Net asset value, beginning of year....................    $29.11         $20.37       $11.58           $14.29
                                                              -------------- -------------- -------------   ------------
Income (Loss) from Investment Operations:
        Net investment loss(2)................................      (.04)          (.24)        (.40)            (.29)
        Net realized and unrealized gain (loss) on
             investments .....................................    (12.82)          8.98         9.19            (2.42)
                                                              -------------- -------------- -------------   ------------
             Total from investment operations ................    (12.86)          8.74         8.79            (2.71)
                                                              -------------- -------------- -------------   ------------
        Distributions:
        From net investment income ...........................        --             --           --               --
        From net realized gains on investments ...............        --             --           --               --
                                                              -------------- -------------- -------------   ------------
             Total distributions .............................        --             --           --               --
                                                              -------------- -------------- -------------   ------------

        Net asset value, end of year .........................    $16.25         $29.11       $20.37           $11.58
                                                              ============== ============== =============   ============

        Total Return(3).......................................    (44.18)%        42.91%       75.91%          (18.96)%

        Ratios / Supplemental Data:
        Ratios to Average Net Assets:
             Expenses (net of reimbursement/waiver) ..........      1.25%          1.52%        2.97%            4.30%
             Expenses prior to reimbursement/waiver ..........      2.00%          2.36%        3.00%            4.30%
             Net investment loss .............................     (0.20)%        (0.78)%      (2.64)%          (4.06)%
        Supplemental Data:
             Net Assets, end of period (000 omitted) .........   $11,569        $34,252      $17,006           $8,107
             Portfolio turnover rate .........................        64%            31%          17%              18%


        See notes to financial statements

----------------
       (1) Commencement of operations. Ratios have been annualized and total return has not been annualized.
       (2) Net investment loss per share was calculated using the average shares method.
       (3) Total Return represents the return that an investor would have earned or lost on an investment in the Fund (assuming investment in the Fund the first day of the fiscal year, and reinvestment of all dividends and distributions).

        THE CHAPMAN FUNDS, INC.
        DEM  EQUITY FUND
        Financial Highlights
================================================================================
        THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE SINCE THE INCEPTION OF THE FUND. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. IT SHOULD BE READ IN CONJUNCTION WITH FINANCIAL STATEMENTS AND NOTES THERETO.



                                                                                            Investor Shares
                                                               ---------------------------------------------------------------------
                                                                  For the year       For the year    For the year   April 8, 1998(1)
                                                               For the year ended        ended            ended         through
                                                                   October 31,        October 31,      October 31,     October 31,
                                                                       2001              2000             1999            1998
                                                                 ------------------ ---------------- ---------------- --------------
        PER SHARE OPERATING PERFORMANCE:
        Net asset value, beginning of year ...................        $ 28.75             $20.29         $11.58          $ 14.29
                                                                 ------------------ ---------------- ---------------- --------------

        INCOME (LOSS) FROM INVESTMENT OPERATIONS:
        Net investment loss(2)................................           (.20)              (.45)          (.45)            (.29)
        Net realized and unrealized gain (loss) on
             investments .....................................         (12.62)              8.91           9.16            (2.42)
                                                                 ------------------ ---------------- ---------------- --------------
             Total from investment operations ................         (12.82)              8.46           8.71            (2.71)
                                                                 ------------------ ---------------- ---------------- --------------
        DISTRIBUTIONS:
        From net investment income ...........................             --                 --             --               --
        From net realized gains on investments ...............             --                 --             --               --
                                                                 ------------------ ---------------- ---------------- --------------
             Total distributions .............................             --                 --             --               --
                                                                 ------------------ ---------------- ---------------- --------------

        Net asset value, end of year .........................        $ 15.93             $28.75         $20.29          $ 11.58
                                                                 ================== ================ ================ ==============

        TOTAL RETURN(3).......................................         (44.59)%            41.69%         75.21%          (18.96)%

        Ratios / Supplemental Data:
        Ratios to Average Net Assets:
             Expenses (net of reimbursement/waiver) ..........           2.00%              2.59%          3.25%            4.55%
             Expenses prior to reimbursement/waiver ..........           2.57%              3.20%          3.50%            4.80%
             Net investment loss .............................          (0.97)%            (1.47)%        (2.90)%          (4.31)%
        Supplemental Data:
             Net Assets, end of period (000 omitted) .........        $   573             $  981         $  421          $    45
             Portfolio turnover rate .........................             64%                31%            17%              18%


        See notes to financial statements

        -------------------

        (1) Commencement of operations. Ratios have been annualized and total return has not been annualized.

        (2) Net investment loss per share was calculated using the average shares method.

        (3) Total Return represents the return that an investor would have earned or lost on an investment in the Fund (assuming investment in the Fund the first day of the fiscal year, and reinvestment of all dividends and distributions), excluding the effect of any sales charge. Total returns for periods less than one year have not been annualized.

        THE CHAPMAN FUNDS, INC.
        DEM EQUITY FUND
        Notes To Financial Statements - October 31, 2001
================================================================================


        NOTE 1 - GENERAL

        The Chapman Funds, Inc. (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Company currently offers two series; DEM Equity Fund and The Chapman U.S. Treasury Money Fund. The Company has registered four additional series, which are currently not operating:
        Chapman Institutional Cash Management Fund, DEM Index Fund, DEM Multi-Manager Equity Fund, and DEM Multi-Manager Bond Fund. These financial statements pertain to the DEM Equity Fund (the "Fund"). The Fund offers two classes of shares, Institutional Shares and Investor Shares. The Institutional Shares are sold without a sales load, and the Investor Shares have a maximum 4.75% front-end sales load.

        The Fund is a non-diversified portfolio that seeks aggressive long-term growth through capital appreciation from investments in companies that are located in the United States and its territories and that are controlled by African Americans, Asian Americans, Hispanic Americans or women.

        NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of significant accounting policies followed by the Fund.

        Security Valuation - Portfolio securities primarily traded on an exchange are valued at the last quoted sales price for that day. Securities traded over-the-counter are valued, if bid and asked quotations are available, at the mean between the current bid and asked prices. If bid and asked quotations are not available, then over-the-counter securities are valued through valuations obtained from an independent pricing service or as determined in good faith by the Board of Directors. Investments in short-term securities having a maturity of 60 days or less are valued at amortized cost.

        Federal Income Taxes - No provision for federal income taxes has been made since the Fund intends to continue to qualify as a Regulated Investment Company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income.

        Distributions to stockholders - Distributions to shareholders of the Fund from net investment income, if any, are declared and paid quarterly. Distributions from net realized gains, if any, are declared and paid annually in December.

        Securities Transactions, Investment Income, Distributions, and Other - The Fund accounts for security transactions on a trade date basis. Realized gains and losses on sales of securities are determined using the specific identification method for both financial and income tax reporting purposes. Interest income and expenses are recorded on an accrual basis. Income and common expenses are allocated on a daily basis to each class based on its respective net assets. Class specific expenses are charged directly to each class. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

        Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

        THE CHAPMAN FUNDS, INC.

================================================================================

        NOTE 3 - INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

        Chapman Capital Management, Inc. ("CCM") is the investment adviser for the Fund. The Fund pays CCM an advisory fee at an annual rate of .90% of the Fund's average daily net assets, and an administration fee at an annual rate of .15% of the Fund's average daily net assets.

        CCM has agreed to contractually limit the total annual operating expenses (excluding income, excise and other taxes and extraordinary expenses) of the Fund to 1.25% and 2.00% of average daily net assets of the Institutional Shares and Investor Shares, respectively, until at least December 31, 2010. Prior to March 19, 2000, CCM voluntarily agreed to limit such expenses to 2.00% and 3.00% of average daily net assets of Institutional Shares and Investor Shares, respectively.

        PFPC, Inc. ("PFPC"), serves as the Funds' Transfer and Dividend Paying Agent and Accounting Agent pursuant to an Investment Company Services Agreement. As compensation for transfer agent services, the Fund pays PFPC an account fee plus an additional class fee. As compensation for accounting services, the Fund pays PFPC a fee based on its average daily net assets plus an additional class fee.

        Pursuant to Rule 12b-1 under the 1940 Act, The Chapman Co., an affiliate of CCM and the distributor of the Fund (the "Distributor"), receives a fee under the Investor Shares Distribution Plan for stockholder and distribution services at an annual rate of .75% (up to .25% stockholder service fee and .50% distribution fee) of the average daily net assets of the Fund attributable to the Investor Shares. The Distributor has voluntarily limited such fee of the Fund to an aggregate of .50% of average daily net assets (up to .25% stockholder service fee and .25% distribution fee). These voluntary limits are not contractual and could change. For the year ended October 31, 2001, total distribution fees waived were $1,819. The Distributor also receives a fee under the Institutional Shares Distribution Plan for stockholder administrative and distribution services at an annual rate of .25% of the average daily net assets of the Fund attributable to the Institutional Shares. At October 31, 2001, expenses payable to The Chapman Co. for the Fund's distribution services were $3,869.

        For the year ended October 31, 2001, The Chapman Co., earned commissions on sales of Investor Shares of the Fund amounting to $10,996, and received brokerage commissions related to Fund portfolio transactions of $117,703.

        NOTE 4 - CAPITAL SHARE TRANSACTIONS

        The Company is authorized to issue 10 billion full and fractional shares of common stock, par value $.001 per share, of which 1 billion shares have been designated for each of the Fund's classes.

        Transactions in shares of the respective classes were as follows:



                                                               FOR THE YEAR ENDED      FOR THE YEAR ENDED
                                                                OCTOBER 31, 2001        OCTOBER 31, 2000
                                                             ----------------------- ------------------------
        Shares sold:
             Institutional Shares ........................              609,682                416,224
             Investor Shares .............................               11,021                 17,390
        Shares issued as reinvestment of distributions:
             Institutional Shares ........................                    -                      -
             Investor Shares .............................                    -                      -
        Shares repurchased:
             Institutional Shares ........................           (1,074,484)               (74,633)
             Investor Shares .............................               (9,174)                (3,990)
                                                             ----------------------- ------------------------
        Net increase (decrease) in shares outstanding ....             (462,955)               354,991
                                                             ======================= ========================

        THE CHAPMAN FUNDS, INC.
        Notes to Financial Statements - October 31, 2001 - Concluded
================================================================================


        NOTE 5 - INVESTMENT TRANSACTIONS

        Excluding short-term obligations, purchases of investment securities and proceeds from sales during the year ending October 31, 2001 were as follows:

                 COST OF PURCHASES             PROCEEDS FROM SALES
           ------------------------------- -----------------------------
                      $13,641,478                     $15,607,127

        The following balances are as of October 31, 2001:



              COST FOR FEDERAL       TAX BASIS (NET)     TAX BASIS (GROSS)    TAX BASIS (GROSS)
                INCOME TAX             UNREALIZED           UNREALIZED           UNREALIZED
                 PURPOSES             APPRECIATION         APPRECIATION        (DEPRECIATION)
           ----------------------- -------------------- -------------------- --------------------
                 $9,873,757                 $46,673           $1,469,783          ($1,423,110)


        At October 31, 2001, DEM Equity Fund had capital loss carryforwards for federal income tax purposes of $4,755,243, of which $82,374 expires in 2007 and $4,672,869 expires in 2009.

        NOTE 6 - DIRECTOR'S FEES AND RELATED PARTIES

        Certain officers and directors of the Company are "affiliated persons", as defined in the 1940 Act, of the adviser. For the year ended October 31, 2001, these "affiliated persons" did not receive any compensation from the Company or the Fund.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


        To the Shareholders and Board of Directors of The Chapman Funds, Inc. - DEM Equity Fund

        We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DEM Equity Fund (the "Fund") as of October 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period April 8, 1998 (commencement of operations) through October 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of DEM Equity Fund at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended and for the period April 8, 1998 (commencement of operations) through October 31, 1998, in conformity with accounting principles generally accepted in the United States.


                                                         [GRAPHIC OMITTED]


        Philadelphia, Pennsylvania
        December 7, 2001

     This report is authorized for distribution only to shareholders and to others who have received a copy of the DEM Equity Fund and DEM Index
                                 Fund prospectus





                                [graphic omitted]

                                THE CHAPMAN FUNDS
                   A MEMBER OF THE CHAPMAN GROUP OF COMPANIES




                       TRANSFER AND DIVIDEND PAYING AGENT
                                       AND
                                ACCOUNTING AGENT:

                                   PFPC, INC.
                               3200 HORIZON DRIVE
                                  PO BOX 61503
                            KING OF PRUSSIA, PA 19406
                                 1-800-441-6580

                               INVESTMENT ADVISER:

                        CHAPMAN CAPITAL MANAGEMENT, INC.
                         WORLD TRADE CENTER - BALTIMORE
                        401 EAST PRATT STREET, 28TH FLOOR
                            BALTIMORE, MARYLAND 21202
                                 (410) 625-9656

                                   CUSTODIAN:

                                 UMB BANK, N.A.
                                928 GRAND AVENUE
                        KANSAS CITY, MISSOURI 64141-6226

                                  DISTRIBUTOR:

                                 THE CHAPMAN CO.
                         WORLD TRADE CENTER - BALTIMORE
                        401 EAST PRATT STREET, 28TH FLOOR
                            BALTIMORE, MARYLAND 21202
                                 (410) 625-9656

        FOR SHAREHOLDER INQUIRIES CALL THE CHAPMAN CO. AT 1-800-752-1013
                                       OR
                          PFPC, INC. AT 1-800-441-6580